Average Annual Total Returns - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series International Small Cap Fund	Dec. 30, 2023
Fidelity Series International Small Cap Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(26.27%)
Past 5 years	3.07%
Past 10 years	7.40%
Fidelity Series International Small Cap Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(27.17%)
Past 5 years	1.41%
Past 10 years	5.96%
Fidelity Series International Small Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(14.65%)
Past 5 years	2.37%
Past 10 years	5.86%
MS141
Average Annual Return:
Past 1 year	(21.25%)
Past 5 years	0.11%
Past 10 years	6.35%